3) Risk Management (Details 4)	Dec. 31, 2020	Dec. 31, 2019
Concentration Of Credit Risk In Loans And Advances [Abstract]
Largest borrower	2.10%	1.90%
10 largest borrowers	7.50%	7.70%
20 largest borrowers	10.90%	11.30%
50 largest borrowers	15.70%	16.70%
100 largest borrowers	19.20%	20.10%